SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE BASED COMPENSATION [Abstract]
Schedule of assumptions used to estimate the fair value of the options
	Average risk-free rate of return	Weighted average expected option life	Volatility rate	Dividend yield
Granted in 2012	0.68-1.19%	4.5 years	83.47-98.18%	0%
Granted in 2013	0.65-0.80%	4.5 years	175.69-200.98%	0%
Granted in 2014	1.63-1.76%	4.5 years	169.77-173.01%	0%

Summary of the option activity
	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options
Outstanding on January 1, 2014	6,640,800	0.75	2.03	6,451,792
Granted	2,590,000	0.74	4.27
Exercised	(410,000)	0.74	0.02
Forfeited	(1,419,000)	0.74	N/A
Outstanding on December 31, 2014	7,401,800	0.74	2	-
Vested or expected to vest at December 31, 2014	7,266,534	0.64	1.9	-
Exercisable at December 31, 2014	3,965,800	0.74	0.72	-

Schedule of summary of the RSUs
	Number of shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
RSUs
Outstanding on January 1, 2014	-	-	-
Granted	750,000	2.72	2.95
Outstanding on December 31, 2014	750,000	2.72	2.29